Investments in affiliated companies	12 Months Ended
Mar. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Investments in affiliated companies
5.	Investments in affiliated companies

The summarized combined financial information that is based on information provided by the equity investees including information for significant equity affiliates and the reconciliation of such information to the consolidated financial statements is shown below:

Balance Sheets

	Yen in millions
	March 31
	2015	2016
Current assets	280,485	367,465
Noncurrent assets	770,847	773,126
Current liabilities	208,271	245,731
Noncurrent liabilities and noncontrolling interests	657,865	709,134
Percentage of ownership in equity investees	20%-50%	20%-50%

Statements of Income

	Yen in millions
	Fiscal year ended March 31
	2014	2015	2016
Net revenues	306,383	308,399	358,256
Operating income (loss)	(1,064)	34,962	32,884
Net income (loss) attributable to controlling interests	(15,195)	(5,461)	8,388
Percentage of ownership in equity investees	20%-50%	20%-50%	20%-50%

On June 29, 2012, an investor group which included a wholly-owned subsidiary of Sony Corporation completed its acquisition of EMI Music Publishing. To effect the acquisition, the investor group formed DH Publishing, L.P. (“DHP”), which acquired EMI Music Publishing for total consideration of 2.2 billion U.S. dollars. Sony invested 320 million U.S. dollars in DHP, through Nile Acquisition LLC, for a 39.8% equity interest. Nile Acquisition LLC is a joint venture with the third-party investor of Sony’s U.S.- based music publishing subsidiary in which Sony holds a 74.9% ownership interest. Sony accounts for its interest in DHP under the equity method. In addition, DHP entered into an agreement with Sony’s U.S.-based music publishing subsidiary in which the subsidiary provides administration services to DHP. DHP was determined to be a variable interest entity (“VIE”) as described in Note 23.

On February 25, 2013, Sony sold 95,000 shares of its 886,908 shares in its consolidated subsidiary M3, Inc. (“M3”) to a third party for cash consideration of 14,236 million yen. In connection with the sale, Sony deconsolidated M3 as its share ownership fell to 49.8% of the issued and outstanding shares of M3. On September 17, 2013, Sony sold an additional 155,000 shares of M3 (9.75% of the issued and outstanding shares of M3) to a third party for cash consideration of 37,799 million yen, which is included within other in the investing activities section of the consolidated statements of cash flows. In connection with the sale, Sony recorded a gain of 12,793 million yen in other operating expense, net in the consolidated statements of income for the fiscal year ended March 31, 2014. Although Sony’s ownership has decreased to 39.36% due to the above-mentioned sales and M3’s subsequent issuance of additional common stock, Sony remains a major shareholder of M3 and will continue to pursue opportunities to collaborate with M3 in certain business areas, including medical. Sony accounts for its remaining interest in M3 under the equity method.

The carrying value of Sony’s investment in M3 exceeded its proportionate share in the underlying net assets of M3 by 85,519 million yen at March 31, 2016. The excess is substantially attributable to the remeasurement to fair value of the remaining shares of M3, and allocated to identifiable tangible and intangible assets. The intangible assets relate primarily to M3’s medical web-portal. The unassigned residual value of the excess is recognized as goodwill as a component of the investment balance. The amounts allocated to intangible assets are amortized net of the related tax effects to equity in net income (loss) of affiliated companies over their respective estimated useful lives, principally 10 years, using the straight-line method.

With the exception of M3 as described above, there was no significant difference between Sony’s proportionate share in the underlying net assets of the investees and the carrying value of investments in affiliated companies at March 31, 2015 and 2016.

Several affiliated companies are quoted on the Tokyo Stock Exchange and Sony’s investments in these companies have an aggregate carrying value and fair value of 108,421 million yen and 365,160 million yen, respectively, as of March 31, 2016.

The number of affiliated companies accounted for under the equity method as of March 31, 2015 and 2016 were 98 and 102, respectively.

Account balances and transactions with affiliated companies accounted for under the equity method are presented below. There are no other material transactions or account balances with any other related parties.

	Yen in millions
	March 31
	2015	2016
Accounts receivable, trade	8,350	9,740
Accounts payable, trade	1,887	2,044
Capital lease obligations	50,001	21,025

	Yen in millions
	Fiscal year ended March 31
	2014	2015	2016
Sales	23,647	29,393	33,569
Purchases	1,533	1,498	2,259
Lease payments	38,919	36,642	32,291

Sony entered into sale and leaseback transactions regarding certain machinery and equipment with SFI Leasing Company, Limited (“SFIL”), a leasing company in Japan, in the fiscal years ended March 31, 2014, 2015 and 2016. SFIL is accounted for under the equity method and is 34% owned by Sony. Refer to Note 8.

Sony Supply Chain Solutions, Inc. is accounted for under the equity method and is 34% owned by Sony as a result of the sale of the logistics business on April 1, 2015. After the sale, Sony Supply Chain Solutions, Inc. changed the company name to MITSUI-SOKO Supply Chain Solutions, Inc. As of and for the fiscal year ended March 31, 2016, account balances and transactions with MITSUI-SOKO Supply Chain Solutions, Inc. and its subsidiaries were 4,741 million yen and 22,576 million yen, which are mainly included in accrued expenses and general and administrative expenses, respectively.

Dividends from affiliated companies accounted for under the equity method for the fiscal years ended March 31, 2014, 2015 and 2016 were 2,840 million yen, 6,149 million yen and 7,282 million yen, respectively.